SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

(a)	Coronavirus Impact

Since the outbreak of COVID-19 throughout China and other countries and regions, a series of precautionary and control measures have been implemented worldwide to contain the virus. The outbreak of COVID-19 has had certain negative impact on the overall economy of the regions where the Company deliver its products or services. Any economic slowdown and/or negative business sentiment could potentially have an impact on the industries in which the Company’s major customers operate, including the settlement of the outstanding accounts receivable from these customers.

The Group will continue to closely focus on both global and domestic situation of concerning its prevention and control, and cope with the related impacts on the Company actively.

(b)	Share option issuance

Subsequent to December 31, 2020, the Company granted share options to purchase up to 4,025,499 ordinary shares with a weighted-average exercise price of US$0.248 per share. Based on the fair value per share at issuance date, the Company estimates it will recognize approximately RMB205.4 million (equivalent to US$31.5 million) (unaudited) of share-based compensation expense related to these share options over the requisite service period of 3 or 4 years.

(c)	Exercise of Series F warrant

On January 7, 2021, the Series F warrant (Note 12) was fully exercised with the exercise price of US$34,000,000 and the Company issued 11,799,685 Series F Redeemable Convertible Preferred Shares to Novo Investment.

(d)	Acquisition of equity interest in a majority-owned subsidiary

In January 2021, the Company acquired 45% equity interest in a majority-owned subsidiary, Cloopen Japan Co., Ltd. (“Cloopen Japan”) by issuing 1,424,312 ordinary shares to the non-controlling shareholders, who are also the management employees in Cloopen Japan. These transactions were accounted for as equity transactions of changes in a parent’s ownership interest while the parent retains its controlling financial interest in its subsidiary according to ASC Topic 810-10-45-23. Therefore, no gain or loss shall be recognized in consolidated statements of comprehensive loss.

The difference between fair value of consideration paid to the management employees and fair value of the non-controlling interest at the time of acquisition is recognized as share-based compensation expenses in the amount of RMB21.5 million (unaudited).

(e)	Initial Public Offering

In February 2021, the Company completed its IPO on the New York stock exchange and issued 23,000,000 ADSs for a net proceeds of US$342.2 million (equivalent to RMB2.2 billion) at an issuance price of US$16 per ADS. Each ADS represents two ordinary shares. The issued and outstanding 158,900,014 redeemable convertible preferred shares were converted to Class A ordinary shares on a one-for-one-basis at the same time in the amount of US$1.27 billion (equivalent to RMB8.20 billion), which includes accretion from January 1, 2021 to February 9, 2021, the date of the Company’s initial public offering. The issued and outstanding 95,140,749 pre-offering ordinary shares were converted to Class A ordinary shares on a one-for-one-basis at the same time, and the remaining 25,649,839 pre-offering ordinary shares were converted to Class B ordinary shares.

(f)	Acquisition of EliteCRM

On March 10, 2021, the Company entered into a definitive agreement to acquire all the equity interests of EliteCRM in exchange for RMB180 million, which is a customer relationship management software provider. The Company completed the acquisition on March 22, 2021. At the same time, the Company paid 70% of cash consideration amounting to RMB126 million and issued 2,411,177 ordinary shares to certain management members of EliteCRM, which become restricted and are subject to a vesting schedule of two years and forfeiture to the extent any restricted shares remains unvested in case of early termination of employment. The remaining RMB54 million will be paid by December 31, 2021.

The transaction will be accounted for under the acquisition method of accounting in accordance with ASC Topic 805, Business Combinations and the allocation of the consideration transferred to the assets acquired and liabilities assumed, and the related estimated lives of depreciable tangible and identifiable intangible assets will require a significant amount of judgment. As of the date of this filing, the initial accounting for this business combination and pro forma analysis for this business combination was incomplete as the Company is in the process of determining the fair value of assets acquired and liabilities assumed at the acquisition date.

(g)	Exercise of Series C warrants

On March 22, 2021, China Equities HK Limited (“China Equities”) exercised the Series C warrants (Note 12), which entitled China Equities to purchase an aggregate of 664,611 shares of the Company’s Series C Redeemable Convertible Preferred Shares at an exercise price of US$0.9404 per share. China Equities paid the exercise price by surrendering 26,042 Series C Redeemable Convertible Preferred Shares that it would entitle to receive upon a cash exercise of the warrant. Accordingly, by virtue of the cashless exercise of the warrant, the Company issued 638,569 Class A Ordinary Shares to China Equities, assuming the conversion and redesignation of all series C Redeemable Convertible Preferred Shares into Class A Ordinary Shares on a one-for-one basis after the Company’s consummation of IPO.